Share-based payments - Fair value inputs (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($) item
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at grant date	$ 39.15	$ 7.18	$ 8.08
Share price (on grant date) (weighted average)	57.43	16.47	17.26
Exercise price (weighted average)	$ 53.56	$ 16.61	$ 15.50
Option life (years) | item	5	5	5
Expected dividends	0.00%	0.00%	0.00%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted average)	42.00%	42.00%	45.00%
Risk-free interest rate	1.10%	0.47%	0.38%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted average)	48.00%	56.00%	58.00%
Risk-free interest rate	2.06%	1.38%	1.72%